Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income (loss)	$ 25,991	$ (95,821)	$ 317,716
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax	(6,301)	21,670	6,555
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	598	761	1,242
Amounts reclassified from accumulated other comprehensive income, net of tax
Other comprehensive (loss) income	(16,918)	4,964	(8,798)
Comprehensive income (loss)	9,073	(90,857)	308,918
Non-controlling interest in comprehensive income (loss)	(16,259)	(27,487)	13,546
Preferred unitholders' interest in comprehensive income (loss)	25,116	25,117	24,941
Common unitholder's interest in comprehensive income (loss)	216	(88,487)	270,431
Interest Expense
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	598	761	1,242
To equity income
Other comprehensive (loss) income:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ (11,215)	$ (17,467)	$ (16,595)